UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-7512

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
Statement of Investments
July 31, 2005 (Unaudited)

Common Stock-100.1%	Shares	Value($)

Banking-1.0%
HSBC Holdings, ADR	100,000	8,099,000

Basic Materials-2.2%
Air Liquide, ADR	441,017	15,674,141
Yara International, ADR	122,400	2,110,637
		17,784,778

Capital Goods-5.4%
Emerson Electric	110,100	7,244,580
General Electric	771,072	26,601,984
Norsk Hydro, ADR	110,400	10,459,296
		44,305,860

Consumer Durables-4.4%
Christian Dior	430,000	35,155,166
Sony, ADR	41,600	1,352,416
		36,507,582

Consumer Staples-5.0%
Wal-Mart Stores	305,022	15,052,836
Walgreen	550,000	26,323,000
		41,375,836

Diversified Financials-9.3%
American Express	229,850	12,641,750
Citigroup	603,284	26,242,854
Deutsche Bank	85,300	7,378,450
Eurazeo	87,184	8,486,774
JPMorgan Chase & Co.	299,100	10,510,374
UBS	130,000	10,689,494
		75,949,696

Energy-18.3%
BP, ADR	500,000	32,940,000
ChevronTexaco	360,800	20,930,008
ConocoPhillips	26,000	1,627,340
Exxon Mobil	1,004,508	59,014,845
Total, ADR	280,158	35,019,750
		149,531,943

Food, Beverage & Tobacco-20.1%
Altria Group	880,200	58,938,192
Anheuser-Busch Cos.	10,000	443,500
Coca-Cola	458,100	20,046,456
Diageo, ADR	326,500	18,176,255
Groupe Danone, ADR	1,009,400	19,885,180
LVMH Moet Hennessy Louis Vuitton	122,175	10,158,992
Nestle, ADR	340,600	23,371,787
PepsiCo	241,675	13,178,538
		164,198,900

Health Care-11.7%

Abbott Laboratories	210,300	9,806,289
Johnson & Johnson	253,525	16,215,459
Eli Lilly & Co.	183,700	10,345,984
Merck & Co.	73,582	2,285,457
Novartis, ADR	150,000	7,306,500
Pfizer	670,754	17,774,981
Roche Holding, ADR	477,400	32,471,651
		96,206,321

Hotels & Restaurants-.8%
McDonald's	224,800	7,007,016

Household & Personal Products-6.3%
Estee Lauder Cos., Cl. A	47,500	1,859,150
L'Oreal, ADR	1,850,000	29,217,531
Procter & Gamble	365,800	20,349,454
		51,426,135

Insurance-1.8%
Assicurazioni Generali	321,900	10,534,738
Zurich Financial Services	21,500a	3,822,890
		14,357,628

Media-6.1%
McGraw-Hill Cos.	463,800	21,339,438
News, Cl. A	954,400	15,633,072
Pearson	806,944	9,660,718
Time Warner	20,215	344,059
Viacom, Cl. B	81,227	2,720,292
		49,697,579
Retail-.0%
Home Depot	4,505	196,013

Semiconductors & Equipment-4.8%
Intel	1,450,941	39,378,539

Technology-2.2%
Microsoft	690,600	17,686,266

Transportation-.7%
United Parcel Service, Cl. B	80,000	5,837,600

Total Common Stocks
(cost $529,326,256)		819,546,692

Total Investments (cost $529,326,256)	100.1%	819,546,692

Liabilities, Less Cash and Receivables	(.1%)	(1,062,692)

Net Assets	100.0%	818,484,000

ADR- American Depository Receipts a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)